Document And Entity Information		12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	Colliers International Group Inc.
Document, Type	40-F
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity, File Number	001-36898
Entity, Incorporation, State or Country Code	A6
Entity, Address, Address Line One	1140 Bay Street, Suite 4000
Entity, Address, City or Town	Toronto
Entity, Address, State or Province	ON
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	M5S 2B4
City Area Code	416
Local Phone Number	960-9500
Title of 12(b) Security	Subordinate Voting Shares
Trading Symbol	CIGI
Security Exchange Name	NASDAQ
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Entity Central Index Key	0000913353
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Firm ID	271
Auditor Name	PricewaterhouseCoopers LLP	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada	Toronto, Canada
Business Contact [Member]
Document Information [Line Items]
Entity, Address, Address Line One	126 Prospect Street
Entity, Address, City or Town	Cambridge
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	868-5000
Contact Personnel Name	Mr. Santino Ferrante, Ferrante & Associates
SubordinateVotingShares Custom [Member]
Document Information [Line Items]
Entity, Common Stock Shares, Outstanding	42,729,050	42,729,050
MultipleVotingShares Custom [Member]
Document Information [Line Items]
Entity, Common Stock Shares, Outstanding	1,325,694	1,325,694